                               [NATIONWIDE LOGO]




                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6




                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30,2001






                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO












APO-3232-6/01

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220





                                   [PICTURE]


                               PRESIDENT'S MESSAGE


On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-6.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT
This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those avail- able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 3 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value.As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments.Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 18.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY


                                  JUNE 30,2001
                                   (UNAUDITED)


ASSETS:

     Investments at fair value:

     Evergreen Variable Trust - Evergreen VA Blue Chip Fund (EvBlCh)
       533,862 shares (cost $4,576,265) . . . . . . . . . . . . . . . . . . . .     $ 4,222,852

     Evergreen Variable Trust - Evergreen VA Capital Growth Fund (EvCapG)
       414,905 shares (cost $6,470,460) . . . . . . . . . . . . . . . . . . . .        6,177,941

     Evergreen Variable Trust - Evergreen VA Equity Index Fund (EvEIx)
       1,951,907 shares (cost $21,487,132) . . . . . . . . . . . . . . . . . . .      18,757,827

     Evergreen Variable Trust - Evergreen VA Foundation Fund (EvFound)
       9,184,807 shares (cost $131,862,189) . . . . . . . . . . . . . . . . . .      123,903,044

     Evergreen Variable Trust - Evergreen VA Fund (EvFund)
       2,931,234 shares (cost $46,526,735) . . . . . . . . . . . . . . . . . . .      38,252,610

     Evergreen Variable Trust - Evergreen VA Global Leaders Fund (EvGloLead)
       2,076,203 shares (cost $28,659,066) . . . . . . . . . . . . . . . . . . .      26,907,590

     Evergreen Variable Trust - Evergreen VA Growth And Income Fund (EvGrInc)
       4,332,888 shares (cost $68,549,474) . . . . . . . . . . . . . . . . . . .      66,076,549

     Evergreen Variable Trust - Evergreen VA International Growth Fund (EvIntGr)
       739,167 shares (cost $8,294,291) . . . . . . . . . . . .  . . . . . . . .       7,399,056

     Evergreen Variable Trust - Evergreen VA Masters Fund (EvMasters)
       3,688,113 shares (cost $41,673,664) . . . . . . . . . . . . . . . . . . .      38,135,085

     Evergreen Variable Trust - Evergreen VA Omega Fund (EvOmega)
       4,743,036 shares (cost $93,600,053) . . . . . . . . . . . . . . . . . . .      74,750,245

     Evergreen Variable Trust - Evergreen VA Small Cap Value Fund (EvSmCapV)
       955,781 shares (cost $10,125,127) . . . . . . . . . . . . . . . . . . . .      12,425,146

     Evergreen Variable Trust - Evergreen VA Special Equity Fund (EvSpEq)
       139,460 shares (cost $1,407,162) . . . . . . . . . . . . . . . . . . . .       1,379,260

     Evergreen Variable Trust - Evergreen VA Strategic Income Fund (EvStratInc)
       1,795,241 shares (cost $18,184,790) . . . . . . . . . . . . . . . . . . .     16,354,642

     Fidelity VIP - High Income Portfolio:Initial Class (FidVIPHI)
       147,759 shares (cost $1,631,910) . . . . . . . . . . . . . . . . . . . .         995,896

     Fidelity VIP - Overseas Portfolio:Initial Class (FidVIPOv)
       139,840 shares (cost $2,789,548) . . . . . . . . . . . . . . . . . . . .       2,180,098

     Fidelity VIP-II - Asset Manager Portfolio:Initial Class (FidVIPAM)
       132,079 shares (cost $2,147,128) . . . . . . . . . . . . . . . . . . . .       1,927,036

     Fidelity VIP-II - Contrafund Portfolio:Initial Class (FidVIPCon)
       175,396 shares (cost $4,209,194) . . . . . . . . . . . . . . . . . . . .       3,623,691


     Fidelity VIP-III - Growth Opportunities Portfolio:
       Initial Class  147,282 shares (cost $2,978,967) ...........................       2,375,655

     Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
       32,231 shares (cost $373,539) .............................................         368,402

     Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
       15,118,340 shares (cost $15,118,340) ......................................      15,118,340
                                                                                    --------------
          Total investments ......................................................     461,330,965

     Accounts receivable .........................................................             152
                                                                                    --------------
          Total assets ...........................................................     461,331,117
ACCOUNTS PAYABLE .................................................................          --
                                                                                    --------------
CONTRACT OWNERS' EQUITY (NOTE 4)..................................................  $  461,331,117
                                                                                    ==============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                   Total            EvBlCh         EvCapG          EvEIx          EvFound
                                              ------------        --------        --------      ----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................   $    711,341            --            21,276            --            12,141
Mortality and expense risk charges (note 2)     (3,191,173)        (22,306)        (27,714)       (129,963)       (904,274)
                                              ------------        --------        --------      ----------     -----------
  Net investment activity .................     (2,479,832)        (22,306)         (6,438)       (129,963)       (892,133)
                                              ------------        --------        --------      ----------     -----------

Proceeds from mutual funds shares sold ....     22,625,899         138,531         169,693         814,242       4,335,677
Cost of mutual fund shares sold ...........    (20,744,620)       (169,295)       (180,035)       (881,090)     (3,157,588)
                                              ------------        --------        --------      ----------     -----------
  Realized gain (loss) on investments .....      1,881,279         (30,764)        (10,342)        (66,848)      1,178,089
Change in unrealized gain (loss)
  on investments ..........................    (38,603,331)       (300,737)       (340,570)     (1,259,117)    (11,613,824)
                                              ------------        --------        --------      ----------     -----------
  Net gain (loss) on investments ..........    (36,722,052)       (331,501)       (350,912)     (1,325,965)    (10,435,735)
                                              ------------        --------        --------      ----------     -----------
Reinvested capital gains ..................      1,847,112            --            46,255            --              --
                                              ------------        --------        --------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................   $(37,354,772)       (353,807)       (311,095)     (1,455,928)    (11,327,868)
                                              ============        ========        ========      ==========     ===========



                                                  EvFund         EvGloLead          EvGrInc
                                                ----------      ----------       ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................           --              --              --
Mortality and expense risk charges (note 2)       (293,375)       (197,079)       (482,021)
                                                ----------      ----------      ----------
  Net investment activity .................       (293,375)       (197,079)       (482,021)
                                                ----------      ----------      ----------

Proceeds from mutual funds shares sold ....      3,367,578         988,529       4,449,225
Cost of mutual fund shares sold ...........     (3,717,913)       (820,118)     (3,475,723)
                                                ----------      ----------      ----------
  Realized gain (loss) on investments .....       (350,335)        168,411         973,502
Change in unrealized gain (loss)
  on investments ..........................     (5,660,103)     (3,218,256)     (6,441,522)
                                                ----------      ----------      ----------
  Net gain (loss) on investments ..........     (6,010,438)     (3,049,845)     (5,468,020)
                                                ----------      ----------      ----------
Reinvested capital gains ..................           --              --           843,745
                                                ----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................     (6,303,813)     (3,246,924)     (5,106,296)
                                                ==========      ==========      ==========




                                                  EvIntGr       EvMasters      EvOmega        EvSmCapV        EvSpEq
                                              ------------      ---------      --------      ----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................   $    15,235          4,293           --            2,689           --
Mortality and expense risk charges (note 2)       (46,514)      (227,709)      (500,837)       (64,962)        (7,097)
                                              -----------     ----------     ----------      ---------        -------
  Net investment activity .................       (31,279)      (223,416)      (500,837)       (62,273)        (7,097)
                                              -----------     ----------     ----------      ---------        -------

Proceeds from mutual funds shares sold ....       356,700        478,147      1,403,264        520,407         51,667
Cost of mutual fund shares sold ...........      (324,444)      (475,146)    (1,109,524)      (381,743)       (67,276)
                                              -----------     ----------     ----------      ---------        -------
  Realized gain (loss) on investments .....        32,256          3,001        293,740        138,664        (15,609)
Change in unrealized gain (loss)
  on investments ..........................    (1,138,208)    (2,635,941)    (5,854,990)     1,072,461        (19,714)
                                              -----------     ----------     ----------      ---------        -------
  Net gain (loss) on investments ..........    (1,105,952)    (2,632,940)    (5,561,250)     1,211,125        (35,323)
                                              -----------     ----------     ----------      ---------        -------
Reinvested capital gains ..................       118,532         78,340           --          426,844           --
                                              -----------     ----------     ----------      ---------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................   $(1,018,699)    (2,778,016)    (6,062,087)     1,575,696        (42,420)
                                              ===========     ==========     ==========      =========        =======




                                               EvStratInc      FidVIPHI        FidVIPOv
                                               ----------      ----------     ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................         --          138,145        128,073
Mortality and expense risk charges (note 2)     (117,965)        (8,075)       (17,857)
                                              ----------       --------       --------
  Net investment activity .................     (117,965)       130,070        110,216
                                              ----------       --------       --------

Proceeds from mutual funds shares sold ....    1,605,072        171,800        356,643
Cost of mutual fund shares sold ...........   (1,844,074)      (315,281)      (393,687)
                                              ----------       --------       --------
  Realized gain (loss) on investments .....     (239,002)      (143,481)       (37,044)
Change in unrealized gain (loss)
  on investments ..........................      427,581        (75,426)      (603,250)
                                              ----------       --------       --------
  Net gain (loss) on investments ..........      188,579       (218,907)      (640,294)
                                              ----------       --------       --------
Reinvested capital gains ..................         --             --          202,438
                                              ----------       --------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       70,614        (88,837)      (327,640)
                                              ==========       ========       ========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                FidVIPAM      FidVIPCon     FidVIPGrOp    NSATGvtBd    NSATMyMkt
                                              ----------      --------      --------      --------    ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................   $   77,261        28,896         9,323        10,398       263,611
Mortality and expense risk charges (note 2)      (13,107)      (25,736)      (17,324)       (3,232)      (84,026)
                                              ----------      --------      --------      --------    ----------
  Net investment activity .................       64,154         3,160        (8,001)        7,166       179,585
                                              ----------      --------      --------      --------    ----------

Proceeds from mutual funds shares sold ....      141,830       212,022       188,636       697,892     2,178,344
Cost of mutual fund shares sold ...........     (151,568)     (197,709)     (213,277)     (690,785)   (2,178,344)
                                              ----------      --------      --------      --------    ----------
  Realized gain (loss) on investments .....       (9,738)       14,313       (24,641)        7,107          --
Change in unrealized gain (loss)
  on investments ..........................     (165,383)     (537,608)     (231,917)       (6,807)         --
                                              ----------      --------      --------      --------    ----------
  Net gain (loss) on investments ..........     (175,121)     (523,295)     (256,558)          300          --
                                              ----------      --------      --------      --------    ----------
Reinvested capital gains ..................       28,973       101,985          --            --            --
                                              ----------      --------      --------      --------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................   $  (81,994)     (418,150)     (264,559)        7,466       179,585
                                              ==========      ========      ========      ========    ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                        Total                          EvBlCh              EvCapG
                                          ------------------------------        ----------------     ----------------
                                                2001             2000              2001     2000         2001   2000
                                          -------------      -----------        ---------  -----     ---------  -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (2,479,832)      (1,123,524)         (22,306)   -          (6,438)   -
  Realized gain (loss) on investments .       1,881,279        2,201,815          (30,764)   -         (10,342)   -
  Change in unrealized gain (loss)
    on investments ....................     (38,603,331)      (9,053,590)        (300,737)   -        (340,570)   -
  Reinvested capital gains ............       1,847,112        6,580,558             --      -          46,255    -
                                          -------------      -----------        ---------  ---       ---------  ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (37,354,772)      (1,394,741)        (353,807)   -        (311,095)   -
                                          -------------      -----------        ---------  ---       ---------  ---

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      44,588,788      108,937,185        2,731,929    -       2,660,620    -
  Transfers between funds .............            --               --            225,175    -       2,710,746    -
  Redemptions .........................     (21,227,761)     (14,382,018)         (83,068)   -        (128,475)   -
  Annuity benefits ....................            --               --               --      -            --      -
  Annual contract maintenance charges
    (note 2) ..........................            --               --               --      -            --      -
  Contingent deferred sales charges
    (note 2) ..........................        (566,862)        (436,960)          (3,513)   -          (1,583)   -
  Adjustments to maintain reserves ....          25,768        9,962,613              (23)   -            (164)   -
                                          -------------      -----------        ---------  ---       ---------  ---
      Net equity transactions .........      22,819,933      104,080,820        2,870,500    -       5,241,144    -
                                          -------------      -----------        ---------  ---       ---------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (14,534,839)     102,686,079        2,516,693    -       4,930,049    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     475,865,956      349,982,135        1,706,142    -       1,247,727    -
                                          -------------      -----------        ---------  ---       ---------  ---
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 461,331,117      452,668,214        4,222,835    -       6,177,776    -
                                          =============      ===========        =========  ===       =========  ===

CHANGES IN UNITS:
  Beginning units .....................      31,038,406       21,211,118          188,700    -         114,757    -
                                          -------------      -----------        ---------  ---       ---------  ---
  Units purchased .....................       5,387,360        9,395,115          382,131    -         561,110    -
  Units redeemed ......................      (3,293,039)      (2,967,887)         (38,645)   -         (56,066)   -
                                          -------------      -----------        ---------  ---       ---------  ---
  Ending units ........................      33,132,727       27,638,346          532,186    -         619,801    -
                                          =============      ===========        =========  ===       =========  ===



                                                         EvEIx
                                             ---------------------------
                                                 2001             2000
                                             ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (129,963)         (64,727)
  Realized gain (loss) on investments .         (66,848)             991
  Change in unrealized gain (loss)
    on investments ....................      (1,259,117)         102,619
  Reinvested capital gains ............            --             23,184
                                             ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (1,455,928)          62,067
                                             ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       2,783,484        7,510,684
  Transfers between funds .............        (100,719)       1,744,355
  Redemptions .........................        (871,453)        (170,481)
  Annuity benefits ....................            --               --
  Annual contract maintenance charges
    (note 2) ..........................            --               --
  Contingent deferred sales charges
    (note 2) ..........................         (24,907)          (4,686)
  Adjustments to maintain reserves ....              33        5,004,289
                                             ----------       ----------
      Net equity transactions .........       1,786,438       14,084,161
                                             ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         330,510       14,146,228
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      18,427,457             --
                                             ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      18,757,967       14,146,228
                                             ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................       1,806,401          439,545
                                             ----------       ----------
  Units purchased .....................         366,458          832,014
  Units redeemed ......................        (188,112)         (14,419)
                                             ----------       ----------
  Ending units ........................       1,984,747        1,257,140
                                             ==========       ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2001 and 2000
(UNAUDITED)


                                                       EvFound                             EvFund
                                          ------------------------------       ---------------------------
                                                2001              2000             2001             2000
                                          -------------      -----------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (892,133)        (847,588)        (293,375)        (369,542)
  Realized gain (loss) on investments .       1,178,089          352,865         (350,335)         680,654
  Change in unrealized gain (loss)
    on investments ....................     (11,613,824)      (2,085,772)      (5,660,103)      (3,021,790)
  Reinvested capital gains ............            --            689,542             --            899,121
                                          -------------      -----------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (11,327,868)      (1,890,953)      (6,303,813)      (1,811,557)
                                          -------------      -----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       9,764,026       26,683,905        1,265,730        6,934,844
  Transfers between funds .............      (3,398,002)      (2,249,829)      (1,702,367)      (2,531,240)
  Redemptions .........................      (6,111,741)      (4,656,243)      (2,230,991)      (2,046,120)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................            --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (154,974)        (138,654)         (58,337)         (64,760)
  Adjustments to maintain reserves ....           2,055            2,587           (1,204)             392
                                          -------------      -----------       ----------       ----------
      Net equity transactions .........         101,364       19,641,766       (2,727,169)       2,293,116
                                          -------------      -----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (11,226,504)      17,750,813       (9,030,982)         481,559
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     135,132,196      113,774,890       47,282,782       52,756,145
                                          -------------      -----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 123,905,692      131,525,703       38,251,800       53,237,704
                                          =============      ===========       ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................       8,436,663        6,659,257        2,787,337        2,699,076
                                          -------------      -----------       ----------       ----------
  Units purchased .....................         716,706        1,782,597          108,847          182,863
  Units redeemed ......................        (722,788)        (612,120)        (292,886)         (62,164)
                                          -------------      -----------       ----------       ----------
  Ending units ........................       8,430,581        7,829,734        2,603,298        2,819,775
                                          =============      ===========       ==========       ==========



                                                       EvGloLead                           EvGrInc
                                              ---------------------------       ---------------------------
                                                  2001            2000             2001               2000
                                              ----------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         (197,079)        (161,548)        (482,021)        (506,599)
  Realized gain (loss) on investments .          168,411           87,750          973,502          776,560
  Change in unrealized gain (loss)
    on investments ....................       (3,218,256)      (1,165,951)      (6,441,522)      (3,712,409)
  Reinvested capital gains ............             --               --            843,745        1,471,139
                                              ----------       ----------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (3,246,924)      (1,239,749)      (5,106,296)      (1,971,309)
                                              ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        1,985,408        8,621,235        2,229,233        8,418,533
  Transfers between funds .............         (575,832)         111,505       (2,212,328)      (2,864,924)
  Redemptions .........................       (1,161,683)        (653,289)      (3,375,517)      (2,643,016)
  Annuity benefits ....................             --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................             --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................          (34,380)         (18,765)         (76,587)         (71,377)
  Adjustments to maintain reserves ....             (361)             439           (1,461)             792
                                              ----------       ----------       ----------       ----------
      Net equity transactions .........          213,152        8,061,125       (3,436,660)       2,840,008

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (3,033,772)       6,821,376       (8,542,956)         868,699
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       29,941,211       20,091,928       74,618,808       73,773,849
                                              ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       26,907,439       26,913,304       66,075,852       74,642,548
                                              ==========       ==========       ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................        2,144,821        1,295,796        4,024,797        3,912,045
                                              ----------       ----------       ----------       ----------
  Units purchased .....................          182,835        1,068,788          169,383          241,323
  Units redeemed ......................         (170,861)        (515,126)        (373,740)         (83,078)
                                              ----------       ----------       ----------       ----------
  Ending units ........................        2,156,795        1,849,458        3,820,440        4,070,290
                                              ==========       ==========       ==========       ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                      EvIntGr                    EvMasters
                                          --------------------------     -------------------------
                                                2001          2000        2001             2000
                                          -----------      ---------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (31,279)       (22,347)      (223,416)      (129,631)
  Realized gain (loss) on investments .        32,256            786          3,001           --
  Change in unrealized gain (loss)
    on investments ....................    (1,138,208)      (206,412)    (2,635,941)       759,660
  Reinvested capital gains ............       118,532        131,046         78,340        714,645
                                          -----------      ---------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,018,699)       (96,927)    (2,778,016)     1,344,674
                                          -----------      ---------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       786,927      2,538,763      5,135,330      9,509,084
  Transfers between funds .............      (180,875)       594,268       (226,716)       946,800
  Redemptions .........................      (176,910)       (50,805)    (1,042,841)      (359,165)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................        (4,951)        (1,455)       (26,393)        (9,642)
  Adjustments to maintain reserves ....         9,389             40           (360)           373
                                          -----------      ---------     ----------      ---------
      Net equity transactions .........       433,580      3,080,811      3,839,020     10,087,450
                                          -----------      ---------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (585,119)     2,983,884      1,061,004     11,432,124
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     7,983,511      3,659,716     37,074,027     18,902,778
                                          -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 7,398,392      6,643,600     38,135,031     30,334,902
                                          ===========      =========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................       577,451        185,519      2,665,779      1,095,596
                                          -----------      ---------     ----------      ---------
  Units purchased .....................        88,820        412,659        510,332      2,362,054
  Units redeemed ......................       (52,431)       (62,731)      (180,299)    (1,161,085)
                                          -----------      ---------     ----------      ---------
  Ending units ........................       613,840        535,447      2,995,812      2,296,565
                                          ===========      =========     ==========     ==========



                                                      EvOmega                    EvSmCapV
                                             -------------------------     -------------------------
                                                 2001          2000           2001         2000
                                             ----------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (500,837)      (310,167)       (62,273)       (33,111)
  Realized gain (loss) on investments .         293,740         89,993        138,664          3,086
  Change in unrealized gain (loss)
    on investments ....................      (5,854,990)     3,508,913      1,072,461        406,292
  Reinvested capital gains ............            --        1,495,830        426,844           --
                                             ----------     ----------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (6,062,087)     4,784,569      1,575,696        376,267
                                             ----------     ----------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      10,736,613     32,952,426      1,069,824      1,923,502
  Transfers between funds .............      (1,762,405)     6,690,755        836,942        (37,790)
  Redemptions .........................      (2,461,544)      (823,941)      (224,605)      (123,260)
  Annuity benefits ....................            --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................            --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................         (74,450)       (22,037)        (6,902)        (5,162)
  Adjustments to maintain reserves ....          (1,422)         1,045         18,371      4,952,382
                                             ----------     ----------     ----------      ---------
      Net equity transactions .........       6,436,792     38,798,248      1,693,630      6,709,672
                                             ----------     ----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         374,705     43,582,817      3,269,326      7,085,939
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      74,374,925     24,453,052      9,155,159           --
                                             ----------     ----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      74,749,630     68,035,869     12,424,485      7,085,939
                                             ==========     ==========     ==========      =========

CHANGES IN UNITS:
  Beginning units .....................       4,382,536      1,169,600        646,227        363,224
                                             ----------     ----------     ----------      ---------
  Units purchased .....................         819,644      2,054,981        206,686        355,129
  Units redeemed ......................        (417,123)      (136,226)       (78,591)       (90,829)
                                             ----------     ----------     ----------      ---------
  Ending units ........................       4,785,057      3,088,355        774,322        627,524
                                             ==========     ==========     ==========      =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,
CONTINUED SIX MONTH PERIODS ENDED JUNE 30, 2001 AND
2000 (UNAUDITED)


                                                   EvSpEq             EvStratInc                      FidVIPHI
                                          -------------------   -----------------------      ------------------------
                                                2001    2000        2001        2000            2001           2000
                                          -----------   -----   --------     ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (7,097)   -      (117,965)       933,763        130,070        117,094
  Realized gain (loss) on investments .       (15,609)   -      (239,002)       (74,565)      (143,481)       (12,045)
  Change in unrealized gain (loss)
    on investments ....................       (19,714)   -       427,581     (1,424,048)       (75,426)      (213,988)
  Reinvested capital gains ............          --      -          --             --             --             --
                                          -----------   ---   ----------     ----------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (42,420)   -        70,614       (564,850)       (88,837)      (108,939)
                                          -----------   ---   ----------     ----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       826,535    -       922,783      2,012,891          3,566         13,037
  Transfers between funds .............        52,447    -      (504,778)    (1,287,803)        (3,860)       (17,375)
  Redemptions .........................        (9,499)   -      (843,806)      (875,622)       (78,178)       (61,032)
  Annuity benefits ....................          --      -          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --      -          --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................          (308)   -       (21,646)       (31,280)        (1,244)          (895)
  Adjustments to maintain reserves ....            55    -           (31)           297            (20)             8
                                          -----------   ---   ----------     ----------      ---------      ---------
      Net equity transactions .........       869,230    -      (447,478)      (181,517)       (79,736)       (66,257)
                                          -----------   ---   ----------     ----------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       826,810    -      (376,864)      (746,367)      (168,573)      (175,196)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       552,513    -    16,731,440     18,026,279      1,164,441      2,017,440
                                          -----------   ---   ----------     ----------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,379,323    -    16,354,576     17,279,912        995,868      1,842,244
                                          ===========   ===   ==========     ==========      =========      =========

CHANGES IN UNITS:
  Beginning units .....................        62,023    -     1,568,980      1,655,359        120,662        159,811
                                          -----------   ---   ----------     ----------      ---------      ---------
  Units purchased .....................       115,630    -       174,878         15,534          8,865            892
  Units redeemed ......................       (10,369)   -      (216,351)       (32,230)       (17,555)        (6,259)
                                          -----------   ---   ----------     ----------      ---------      ---------
  Ending units ........................       167,284    -     1,527,507      1,638,663        111,972        154,444
                                          ===========   ===   ==========     ==========      =========      =========



                                                    FidVIPOv
                                            ------------------------
                                                2001         2000
                                            ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............       110,216         25,321
  Realized gain (loss) on investments .       (37,044)        71,875
  Change in unrealized gain (loss)
    on investments ....................      (603,250)      (621,061)
  Reinvested capital gains ............       202,438        313,190
                                            ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (327,640)      (210,675)
                                            ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         4,927         39,262
  Transfers between funds .............      (236,812)        27,086
  Redemptions .........................       (67,342)      (161,109)
  Annuity benefits ....................          --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --
  Contingent deferred sales charges
    (note 2) ..........................          (645)        (4,816)
  Adjustments to maintain reserves ....          (145)          (140)
                                            ---------      ---------
      Net equity transactions .........      (300,017)       (99,717)
                                            ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (627,657)      (310,392)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,807,621      3,679,935
                                            ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .     2,179,964      3,369,543
                                            =========      =========

CHANGES IN UNITS:
  Beginning units .....................       187,863        196,404
                                            ---------      ---------
  Units purchased .....................         3,191          1,643
  Units redeemed ......................       (25,148)        (7,276)
                                            ---------      ---------
  Ending units ........................       165,906        190,771
                                            =========      =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,
CONTINUED SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                     FidVIPAM                     FidVIPCon                    FidVIPGrOp
                                          --------------------------      ------------------------      ------------------------
                                                2001          2000           2001           2000           2001          2000
                                          -----------      ---------      ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    64,154         57,471          3,160        (14,223)        (8,001)        19,519
  Realized gain (loss) on investments .        (9,738)        36,983         14,313         95,653        (24,641)       103,028
  Change in unrealized gain (loss)
    on investments ....................      (165,383)      (286,360)      (537,608)      (619,821)      (231,917)      (497,270)
  Reinvested capital gains ............        28,973        170,947        101,985        458,984           --          212,930
                                          -----------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (81,994)       (20,959)      (418,150)       (79,407)      (264,559)      (161,793)
                                          -----------      ---------      ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        38,227          8,581         22,413         13,717            500         21,797
  Transfers between funds .............       122,113       (183,836)       203,157        545,922        (62,845)      (291,421)
  Redemptions .........................       (31,132)       (91,684)      (117,379)      (168,473)       (68,405)       (92,316)
  Annuity benefits ....................          --             --             --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --             --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................          (194)        (2,681)        (1,243)        (4,827)          (611)        (3,762)
  Adjustments to maintain reserves ....           (20)            25            (29)            71            (46)            50
                                          -----------      ---------      ---------      ---------      ---------      ---------
      Net equity transactions .........       128,994       (269,595)       106,919        386,410       (131,407)      (365,652)
                                          -----------      ---------      ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        47,000       (290,554)      (311,231)       307,003       (395,966)      (527,445)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,880,026      2,308,041      3,934,909      3,595,045      2,771,605      3,667,300
                                          -----------      ---------      ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,927,026      2,017,487      3,623,678      3,902,048      2,375,639      3,139,855
                                          ===========      =========      =========      =========      =========      =========


CHANGES IN UNITS:
  Beginning units .....................       120,914        140,624        229,839        193,348        219,974        238,024
                                          -----------      ---------      ---------      ---------      ---------      ---------
  Units purchased .....................        18,409            498         21,199         36,785          3,476          1,421
  Units redeemed ......................        (9,903)       (16,480)       (14,376)       (15,986)       (15,331)       (26,446)
                                          -----------      ---------      ---------      ---------      ---------      ---------
  Ending units ........................       129,420        124,642        236,662        214,147        208,119        212,999
                                          ===========      =========      =========      =========      =========      =========



                                                   NSATGvtBd
                                            -----------------------
                                               2001         2000
                                            --------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        7,166         27,155
  Realized gain (loss) on investments .        7,107        (11,799)
  Change in unrealized gain (loss)
    on investments ....................       (6,807)        23,808
  Reinvested capital gains ............         --             --
                                            --------      ---------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        7,466         39,164
                                            --------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --            3,072
  Transfers between funds .............     (441,235)       (98,643)
  Redemptions .........................       (9,124)       (85,816)
  Annuity benefits ....................         --             --
  Annual contract maintenance charges
    (note 2) ..........................         --             --
  Contingent deferred sales charges
    (note 2) ..........................           (9)        (3,686)
  Adjustments to maintain reserves ....            4             22
                                            --------      ---------
      Net equity transactions .........     (450,364)      (185,051)
                                            --------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (442,898)      (145,887)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      811,298      1,263,476
                                            --------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      368,400      1,117,589
                                            ========      =========

CHANGES IN UNITS:
  Beginning units .....................       63,371        109,519
                                            --------      ---------
  Units purchased .....................       18,859            262
  Units redeemed ......................      (53,939)       (16,007)
                                            --------      ---------
  Ending units ........................       28,291         93,774
                                            ========      =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)



                                                              NSATMyMkt
                                                 ------------------------------
                                                        2001             2000
                                                 ------------       -----------
INVESTMENT ACTIVITY:
  Net investment income ....................     $    179,585           155,636
  Realized gain (loss) on investments ......             --                --
  Change in unrealized gain (loss)
    on investments .........................             --                --
  Reinvested capital gains .................             --                --
                                                 ------------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................          179,585           155,636
                                                 ------------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        1,620,713         1,731,852
  Transfers between funds ..................        7,258,194        (1,097,830)
  Redemptions ..............................       (2,134,068)       (1,319,646)
  Annuity benefits .........................             --                --
  Annual contract maintenance charges
    (note 2) ...............................             --                --
  Contingent deferred sales charges
    (note 2) ...............................          (73,985)          (48,475)
  Adjustments to maintain reserves .........            1,147               (59)
                                                 ------------       -----------
      Net equity transactions ..............        6,672,001          (734,158)
                                                 ------------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......        6,851,586          (578,522)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................        8,268,158         8,012,261
                                                 ------------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......     $ 15,119,744         7,433,739
                                                 ============       ===========

CHANGES IN UNITS:
  Beginning units ..........................          689,311           698,371
                                                 ------------       -----------
  Units purchased ..........................          909,901            45,672
  Units redeemed ...........................         (358,525)         (109,425)
                                                 ------------       -----------
  Ending units .............................        1,240,687           634,618
                                                 ============       ===========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                              JUNE 30,2001 AND 2000
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

           Funds of the Evergreen Variable Trust (Evergreen);
             Evergreen - VA Blue Chip Fund (EvBlCh)
             Evergreen - VA Capital Growth Fund (EvCapG)
             Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
             Evergreen - VA Foundation Fund (EvFound)
             Evergreen - VA Fund (EvFund) Evergreen - VA Global Leaders Fund (EvGloLead)
             Evergreen - VA Growth and Income Fund (EvGrInc)
             Evergreen - VA International Growth Fund (EvIntGr)
             Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
             Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen - VA Aggressive Growth Fund)
             Evergreen - VA Small Cap Value Fund (EvSmCapV)
             Evergreen - VA Special Equity Fund (EvSpEq)
             Evergreen - VA Strategic Income Fund (EvStratInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

       Portfolios of the Fidelity(R) Variable Insurance Products Fund II
         (Fidelity VIP-II);
         Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM) Fidelity(R)VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
       Portfolio of the Fidelity(R) Variable Insurance Products Fund III
         (Fidelity VIP-III);
         Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
         Nationwide(R) SAT - Government Bond Fund (NSATGvtBd)
         Nationwide(R) SAT - Money Market Fund (NSATMyMkt)

     At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.


                                                                                                      Unit         Contract,
                                                                                       Units       Fair Value    Owners' Equity
                                                                                       -----       ----------    --------------
     Asset Charge: 1.40%

       Evergreen Variable Trust -
       Evergreen VA Blue Chip Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     532,186       7.934886      $  4,222,836
       Evergreen Variable Trust -
       Evergreen VA Capital Growth Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     619,801       9.967352         6,177,776
       Evergreen Variable Trust -
       Evergreen VA Equity Index Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,984,747       9.451061        18,757,967
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,257,140      11.252712        14,146,235
       Evergreen Variable Trust -
       Evergreen VA Foundation Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8,430,581      14.697178       123,905,693
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7,829,734      16.798233       131,525,696
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,709,126      16.368638        93,450,617
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,462,339      15.247284        52,791,266
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,388,932      12.814507        17,798,479
       Evergreen Variable Trust -
       Evergreen VA Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,603,298      14.693808        38,251,800
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,819,775      18.880125        53,237,705
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,508,629      18.136099        45,496,743
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,813,768      16.607465        30,122,088
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     740,393      13.278525         9,831,327
       Evergreen Variable Trust -
       Evergreen VA Global Leaders Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,156,795      12.475657        26,907,439
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,849,458      14.551993        26,913,300
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     936,538      13.564543        12,703,710
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     447,271      12.152751         5,435,573
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,032      10.969500           219,741
       Evergreen Variable Trust -
       Evergreen VA Growth And Income Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,820,440      17.295411        66,075,852
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,070,290      18.338383        74,642,537
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,638,774      17.677539        64,324,569
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,839,375      16.682021        47,366,514
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,166,483      13.622687        15,890,633
       Evergreen Variable Trust -
       Evergreen VA International Growth Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     613,840      10.304719         6,325,444
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     435,447      12.346051         5,376,051
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     129,111       9.582023         1,237,144
         Initial Deposit Funding . . . . . . . . . . . . . . . . . . . . . . . . .     100,000      10.729480         1,072,948



                                                                                                  Total
                                                                                   Expenses(*)   Return(**)
                                                                                   -----------   ----------
     Asset Charge: 1.40%

       Evergreen Variable Trust -
       Evergreen VA Blue Chip Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%       -12.24%
       Evergreen Variable Trust -
       Evergreen VA Capital Growth Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.25%        -8.33%
       Evergreen Variable Trust -
       Evergreen VA Equity Index Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        -7.35%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.31%        -1.13%
       Evergreen Variable Trust -
       Evergreen VA Foundation Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.41%        -8.24%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.37%        -1.68%
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.37%         4.51%
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%         6.20%
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.35%        12.47%
       Evergreen Variable Trust -
       Evergreen VA Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.43%       -13.38%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.37%        -3.41%
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.36%        12.56%
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.24%         8.17%
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.37%        16.97%
       Evergreen Variable Trust -
       Evergreen VA Global Leaders Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.41%       -10.63%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.36%        -6.15%
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.41%         7.58%
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.30%        13.02%
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.33%         9.69%  03/03/97
       Evergreen Variable Trust -
       Evergreen VA Growth And Income Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.41%        -6.71%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.39%        -2.76%
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.36%         9.59%
         1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.28%         6.84%
         1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.35%        15.84%
       Evergreen Variable Trust -
       Evergreen VA International Growth Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.41%       -13.54%
         2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.29%        -3.02%
         1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.45%         2.58%
         Initial Deposit Funding . . . . . . . . . . . . . . . . . . . . . . . . .        -        -13.54%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                           Unit          Contract,
                                                            Units       Fair Value     Owners' Equity      Expenses(*)
                                                         ---------      ----------     --------------      -----------
Evergreen Variable Trust -
Evergreen VA Masters Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .   2,995,812      11.184561        33,506,839         1.39%
   2000  . . . . . . . . . . . . . . . . . . . . . . .   1,896,565      13.162823        24,964,150         1.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . .     718,587      10.777889         7,744,851         1.24%
   Initial Deposit Funding . . . . . . . . . . . . . .     400,000      11.570480         4,628,191          -

Evergreen Variable Trust -
Evergreen VA Omega Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .   4,785,057      15.282028        73,125,380         1.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . .   2,988,355      21.995622        65,730,727         1.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . .     417,699      14.816275         6,188,743         1.43%
   1998  . . . . . . . . . . . . . . . . . . . . . . .     151,491      12.052518         1,825,848         1.30%
   1997  . . . . . . . . . . . . . . . . . . . . . . .      10,291      10.222889           105,203         1.45%
   Initial Deposit Funding . . . . . . . . . . . . . .     100,000      16.242500         1,624,250          -

Evergreen Variable Trust -
Evergreen VA Small Cap Value Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .     774,322      14.136745        10,946,390         1.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . .     527,524      11.236397         5,927,469         1.37%
   1999  . . . . . . . . . . . . . . . . . . . . . . .     256,965      10.573625         2,717,051         1.35%
   1998  . . . . . . . . . . . . . . . . . . . . . . .      39,934       9.787265           390,845         1.42%
   Initial Deposit Funding . . . . . . . . . . . . . .     100,000      14.780950         1,478,095          -

Evergreen Variable Trust -
Evergreen VA Special Equity Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .     167,284       8.245399         1,379,323         1.30%

Evergreen Variable Trust -
Evergreen VA Strategic Income Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .   1,527,507      10.706711        16,354,576         1.41%
   2000  . . . . . . . . . . . . . . . . . . . . . . .   1,638,663      10.545130        17,279,915         1.39%
   1999  . . . . . . . . . . . . . . . . . . . . . . .   1,370,297      10.697284        14,658,457         1.39%
   1998  . . . . . . . . . . . . . . . . . . . . . . .     582,820      10.738537         6,258,635         1.30%
   1997  . . . . . . . . . . . . . . . . . . . . . . .      11,559      10.073593           116,441         1.48%

Variable Insurance Products Fund -
High Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . .     111,972       8.894061           995,868         1.43%
   2000  . . . . . . . . . . . . . . . . . . . . . . .     154,444      11.928247         1,842,246         1.32%
   1999  . . . . . . . . . . . . . . . . . . . . . . .     175,133      12.691466         2,222,694         1.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . .     191,108      13.059633         2,495,800         1.28%
   1997  . . . . . . . . . . . . . . . . . . . . . . .     143,341      11.568208         1,658,199         1.29%

Variable Insurance Products Fund -
Overseas Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . .     165,906      13.140381         2,179,964         1.44%
   2000  . . . . . . . . . . . . . . . . . . . . . . .     190,771      17.662807         3,369,552         1.37%
   1999  . . . . . . . . . . . . . . . . . . . . . . .     200,939      14.303680         2,874,167         1.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . .     222,625      13.799537         3,072,122         1.33%
   1997  . . . . . . . . . . . . . . . . . . . . . . .     181,698      12.597651         2,288,968         1.24%




                                                               Total
                                                             Return(**)
                                                             ----------
Evergreen Variable Trust -
Evergreen VA Masters Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .        -7.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . .         4.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . .         7.78%  02/01/99
   Initial Deposit Funding . . . . . . . . . . . . . .        -7.18%

Evergreen Variable Trust -
Evergreen VA Omega Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .        -7.78%
   2000  . . . . . . . . . . . . . . . . . . . . . . .        14.57%
   1999  . . . . . . . . . . . . . . . . . . . . . . .        12.04%
   1998  . . . . . . . . . . . . . . . . . . . . . . .         9.86%
   1997  . . . . . . . . . . . . . . . . . . . . . . .         2.23%  03/03/97
   Initial Deposit Funding . . . . . . . . . . . . . .        -7.78%

Evergreen Variable Trust -
Evergreen VA Small Cap Value Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .        11.69%
   2000  . . . . . . . . . . . . . . . . . . . . . . .         5.67%
   1999  . . . . . . . . . . . . . . . . . . . . . . .         9.88%
   1998  . . . . . . . . . . . . . . . . . . . . . . .        -2.13%  05/01/98
   Initial Deposit Funding . . . . . . . . . . . . . .        11.69%

Evergreen Variable Trust -
Evergreen VA Special Equity Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .        -7.44%

Evergreen Variable Trust -
Evergreen VA Strategic Income Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . .         0.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . .        -3.16%
   1999  . . . . . . . . . . . . . . . . . . . . . . .        -1.56%
   1998  . . . . . . . . . . . . . . . . . . . . . . .         3.20%
   1997  . . . . . . . . . . . . . . . . . . . . . . .         0.74%  03/03/97

Variable Insurance Products Fund -
High Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . .        -7.84%
   2000  . . . . . . . . . . . . . . . . . . . . . . .        -5.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . .         7.21%
   1998  . . . . . . . . . . . . . . . . . . . . . . .         4.07%
   1997  . . . . . . . . . . . . . . . . . . . . . . .         6.95%

Variable Insurance Products Fund -
Overseas Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . .       -12.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . .        -5.73%
   1999  . . . . . . . . . . . . . . . . . . . . . . .         7.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . .        15.15%
   1997  . . . . . . . . . . . . . . . . . . . . . . .        15.62%


                                                                       Unit         Contract,                     Total
                                                         Units       Fair Value   Owners' Equity   Expenses(*)   Return(**)
                                                         -----       ----------   --------------   -----------   ----------
Variable Insurance Products Fund II -
Asset Manager Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . .      129,420      14.889673      1,927,026      1.39%        -4.24%
   2000  . . . . . . . . . . . . . . . . . . . . .      124,642      16.186296      2,017,492      1.43%        -1.38%
   1999  . . . . . . . . . . . . . . . . . . . . .      142,699      15.662258      2,234,988      1.38%         4.53%
   1998  . . . . . . . . . . . . . . . . . . . . .      149,590      14.334463      2,144,293      1.33%         8.52%
   1997  . . . . . . . . . . . . . . . . . . . . .      138,490      12.261183      1,698,051      1.27%        10.43%

Variable Insurance Products Fund II -
Contrafund Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . .      236,662      15.311591      3,623,678      1.41%       -10.57%
   2000  . . . . . . . . . . . . . . . . . . . . .      214,147      18.221280      3,902,032      1.40%        -2.00%
   1999  . . . . . . . . . . . . . . . . . . . . .      172,339      16.766890      2,889,589      1.31%        10.48%
   1998  . . . . . . . . . . . . . . . . . . . . .      131,614      13.727407      1,806,719      1.30%        15.92%
   1997  . . . . . . . . . . . . . . . . . . . . .       49,306      10.723986        528,756      1.43%         7.24%  02/03/97

Variable Insurance Products Fund III -
Growth Opportunities Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . .      208,119      11.414791      2,375,639      1.42%        -9.40%
   2000  . . . . . . . . . . . . . . . . . . . . .      212,999      14.741177      3,139,856      1.40%        -4.32%
   1999  . . . . . . . . . . . . . . . . . . . . .      244,913      15.845697      3,880,818      1.31%         5.74%
   1998  . . . . . . . . . . . . . . . . . . . . .      183,360      13.483086      2,472,259      1.37%        10.55%
   1997  . . . . . . . . . . . . . . . . . . . . .       75,136      10.912809        819,945      1.20%         9.13%  02/03/97

Nationwide(R)Separate Account Trust -
Government Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . .       28,292      13.021673        368,409      1.43%         1.71%
   2000  . . . . . . . . . . . . . . . . . . . . .       93,774      11.917828      1,117,583      1.26%         3.30%
   1999  . . . . . . . . . . . . . . . . . . . . .      109,428      11.639261      1,273,661      1.43%        -2.86%
   1998  . . . . . . . . . . . . . . . . . . . . .       25,963      11.522709        299,164      1.41%         3.27%
   1997  . . . . . . . . . . . . . . . . . . . . .       21,558      10.537581        227,169      1.40%         2.12%

Nationwide(R)Separate Account Trust -
Money Market Fund
   2001  . . . . . . . . . . . . . . . . . . . . .    1,240,688      12.186587     15,119,752      1.13%         1.60%
   2000  . . . . . . . . . . . . . . . . . . . . .      634,618      11.713724      7,433,740      1.46%         2.10%
   1999  . . . . . . . . . . . . . . . . . . . . .      616,224      11.273514      6,947,010      1.44%         1.58%
   1998  . . . . . . . . . . . . . . . . . . . . .      243,588      10.895605      2,654,039      1.42%         1.91%
   1997  . . . . . . . . . . . . . . . . . . . . .      196,952      10.489745      2,065,976      1.49%         1.83%
                                                       ========      =========

2001 Reserves for annuity contracts in payout phase:                                8,803,466
                                                                                -------------
   2001 Contract owners' equity . . . . . . . . . . . . . .                     $ 461,331,117
                                                                                =============


(*) This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S.Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company